DEPOSITS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DEPOSITS
Beginning balance	$ 2,691,000	$ 1,414,000
Additions	17,000	57,000
Surety Collateral		1,265,000
Refunded	(500,000)	(45,000)
Ending balance	2,208,000	2,691,000
Total surety amount	15,970,000	15,798,000
Office
DEPOSITS
Beginning balance	101,000	100,000
Additions		1,000
Ending balance	101,000	101,000
Reclamation deposits
DEPOSITS
Beginning balance	2,590,000	1,314,000
Additions	17,000	56,000
Surety Collateral		1,265,000
Refunded	(500,000)	(45,000)
Ending balance	$ 2,107,000	$ 2,590,000